Common Stock (Details) - USD ($)	1 Months Ended		3 Months Ended	12 Months Ended
	Feb. 28, 2018	Sep. 30, 2015	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Common Stock (Textual)
Common stock, shares issued			9,878,944	9,772,694	9,906,289
Common stock, shares outstanding			9,878,944	9,772,694	9,906,289
Common stock value, issued			$ 9,879	$ 9,773	$ 9,906
Common stock issued, values			$ 447,000		449,500
Issuance of common stock for services				$ 87,375	$ 51,375
Common stock, shares authorized			500,000,000	500,000,000	500,000,000
Common stock, par value			$ 0.001	$ 0.001	$ 0.001
Employee bonus, value							$ 112,500
Employee bonus, share							570,375
Shares payable redeemed for cash				$ (390,000)	$ (599,915)
Cash payments of redeemed shares					$ 397,038
Employee Stock Option [Member]
Common Stock (Textual)
Options, exercises in period				8,071
Stock Option [Member]
Common Stock (Textual)
Common stock issued, shares					34,585
New Capital Markets Advisory Agreement Shares Issued First [Member]
Common Stock (Textual)
Common stock, shares issued						30,000
Common stock issued, shares		15,000
Sale of common stock value		$ 41,400
Number of shares not issued					15,000
Former Executive Officer [Member]
Common Stock (Textual)
Shares granted					16,667
Redeem shares for cash, shares					50,000
Shares payable redeemed for cash					$ 177,275
Three executive officers [Member]
Common Stock (Textual)
Shares granted							66,667
Directors [Member]
Common Stock (Textual)
Shares granted				25,000	16,667
Granted value				$ 87,375	$ 51,375
Total payment	$ 130,000
Two executive officers [Member]
Common Stock (Textual)
Employee bonus, share						65,868
Shares payable redeemed for cash					$ 232,602
Unrelated party [Member]
Common Stock (Textual)
Common stock issued, shares					128,063
Shadron Stastney [Member]
Common Stock (Textual)
Common stock issued, values					$ 110,000
Common stock issued, shares					33,333
Chief Executive Officer [Member]
Common Stock (Textual)
Purchased and cancelled shares				166,666
Total payment				$ 390,000
Per share price				$ 2.34